Parent-only Financial Information	12 Months Ended
Dec. 31, 2025
Parent-only Financial Information
(19) Parent-only Financial Information
The condensed financial statements of Columbia Financial, Inc. (parent company) are presented below:
Statements of Financial C
on
dition

	December 31,
	2025	2024
	(In thousands)
Assets
Cash and due from banks	$31,494	$6,459
Short-term investments	111	110

Total cash and cash equivalents	31,605	6,569
Equity securities, at fair value	201	193
Investment in subsidiaries	1,102,653	1,045,203
Loan receivable from Columbia Bank	32,674	34,599
Other assets	3,411	3,106

Total assets	$1,170,544	$1,089,670

Liabilities and Stockholders’ Equity
Liabilities:
Borrowings	$7,057	$7,036
Accrued expenses and other liabilities	2,759	2,471

Total liabilities	9,816	9,507

Stockholders’ equity	1,160,728	1,080,163

Total liabilities and stockholders’ equity	$1,170,544	$1,089,670

Statements of Income and Comprehensive Income
	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Dividends from subsidiary	$35,000	$—	$45,000
Interest income:
Loans receivable	1,643	1,735	1,814
Debt securities available for sale and equity securities	16	20	18
Interest-earning deposits	2	1	8

Total interest income	36,661	1,756	46,840

Interest expense on borrowings	408	474	1,339

Net interest income	36,253	1,282	45,501
Equity earnings income (loss) in subsidiaries	16,605	(10,677)	(8,432)
Non-interest income:
Change in fair value of equity securities	8	2	(10)
Other non-interest income	1	—	—

Total non-interest income	9	2	(10)

Non-interest expense:
Merger-related expenses	214	755	41
Loss on extinguishment of debt	—	—	300
Other non-interest expense	1,598	1,618	1,502

Total non-interest expense	1,812	2,373	1,843

Income (loss) before income tax (benefit)	51,055	(11,766)	35,216
Income tax (benefit)	(711)	(113)	(870)

Net income (loss)	51,766	(11,653)	36,086
Other comprehensive income	34,396	48,367	20,561

Comprehensive income	$86,162	$36,714	$56,647

Statements of Cash Flows
	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Cash flows from operating activities:
Net income (loss)	$51,766	$(11,653)	$36,086
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	21	74	74
Change in fair value of equity securities	(8)	(2)	10
Loss on extinguishment of debt	—	—	300
Deferred tax expense	(425)	2,856	2,019
(Increase) decrease in other assets	202	(2,653)	8,894
(Decrease) in accrued expenses and other liabilities	(180)	(658)	(890)
Equity in undistributed (earnings) loss of subsidiaries	(16,605)	10,677	8,432

Net cash provided by (used in) operating activities	$34,771	$(1,359)	$54,925

Cash flows from investing activities:
Repayment of loan receivable from Columbia Bank	1,925	1,833	1,755

Net cash provided by investing activities	$1,925	$1,833	$1,755

Cash flows from financing activities:
Repayment of term note	$—	$—	$(30,300)
Purchase of treasury stock	(13,351)	(5,894)	(80,497)
Exercise of options	—	—	42
Issuance of common stock allocated to restricted stock award grants	3,355	4,153	4,066
Restricted stock forfeitures	(1,224)	(99)	(501)
Repurchase of shares for taxes	(441)	(817)	(623)

Net cash (used in) financing activities	$(11,661)	$(2,657)	$(107,813)

Net increase (decrease) in cash and cash equivalents	$25,035	$(2,183)	$(51,133)
Cash and cash equivalents at beginning of year	6,569	8,752	59,885

Cash and cash equivalents at end of period	$31,604	$6,569	$8,752

Non-cash investing and financing activities:
Excise tax on net stock repurchases	$137	$42	$800

Northfield Bancorp, Inc. [Member]
Parent-only Financial Information
(22)	Parent-only Financial Information
The following condensed parent company-only financial information reflects Northfield Bancorp, Inc.’s investment in its wholly-owned consolidated subsidiary, Northfield Bank, using the equity method of accounting.
Northfield Bancorp, Inc.
Condensed Balance Sheets

	December 31,
	2025	2024
	(in thousands)
Assets
Cash in Northfield Bank	$11,942	$21,472
Investment in Northfield Bank	724,186	724,300
ESOP loans receivable	13,860	15,221
Other assets	1,994	5,704

Total assets	$751,982	$766,697

Liabilities and Stockholders’ Equity
Subordinated debentures, net of issuance costs	$61,665	$61,442
Total liabilities	258	559
Total stockholders’ equity	690,059	704,696

Total liabilities and stockholders’ equity	$751,982	$766,697

Northfield Bancorp, Inc.
Condensed Statements of Comprehensive Income

	Years Ended
	December 31,
	2025	2024	2023
	(in thousands)
Interest on ESOP loans	$1,142	$1,406	$1,336
Interest income on deposits in other financial institutions	340	577	489
Undistributed earnings of Northfield Bank	3,054	31,812	39,662

Total income	4,536	33,795	41,487

Interest expense on subordinated debt	3,320	3,329	3,320
Other expenses	911	881	900
Income tax benefit	(491)	(360)	(402)

Total expenses	3,740	3,850	3,818

Net income	$796	$29,945	$37,669

Comprehensive income:
Net income	$796	$29,945	$37,669
Other comprehensive income, net of tax	16,076	11,560	15,889

Comprehensive income	$16,872	$41,505	$53,558

Northfield Bancorp, Inc.
Condensed Statements of Cash Flows

	December 31,
	2025	2024	2023
	(in thousands)
Cash flows from operating activities
Net income	$796	$29,945	$37,669
Adjustments to reconcile net income to net cash used in operating activities:
Decrease (increase) in other assets	2,908	(2,808)	(3,158)
Amortization of debt issuance costs	223	223	223
(Decrease) increase in other liabilities	(301)	559	(679)
Undistributed earnings of Northfield Bank	(3,054)	(31,812)	(39,662)

Net cash provided by (used in) operating activities	572	(3,893)	(5,607)

Cash flows from investing activities
Dividends from Northfield Bank	25,040	35,400	53,400

Net cash provided by investing activities	25,040	35,400	53,400

Cash flows from financing activities
Principal payments on ESOP loan receivable	1,361	1,280	1,313
Purchase of treasury stock	(15,351)	(18,677)	(37,173)
Dividends paid	(21,152)	(21,826)	(22,795)
Exercise of stock options	—	—	100

Net cash used in financing activities	(35,142)	(39,223)	(58,555)

Net decrease in cash and cash equivalent	(9,530)	(7,716)	(10,762)
Cash and cash equivalents at beginning of year	21,472	29,188	39,950

Cash and cash equivalents at end of year	$11,942	$21,472	$29,188